Disclosure of Interests in Subsidiaries (Details)		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 MOP (MOP$)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 MOP (MOP$)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 MOP (MOP$)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 USD ($)
Disclosure of subsidiaries [line items]
Share capital		$ 81,000,000	$ 81,000,000
Ordinary shares [member]
Disclosure of subsidiaries [line items]
Share capital		$ 81,000,000	$ 81,000,000	$ 81,000,000							$ 81,000,000
Venetian Venture Development Intermediate Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Venture Development Intermediate Limited	Venetian Venture Development Intermediate Limited	Venetian Venture Development Intermediate Limited
Country of incorporation of subsidiary		Cayman Islands	Cayman Islands	Cayman Islands
Principal place of business of subsidiary		Cayman Islands	Cayman Islands	Cayman Islands
Date of incorporation of subsidiary		Jun. 21, 2002	Jun. 21, 2002	Jun. 21, 2002
Description of nature of entity's operations and principal activities		Investment holding	Investment holding	Investment holding
Share capital		$ 1	$ 1	$ 1
Proportion of ownership interest		100.00%	100.00%	100.00%
SCL IP Holdings, LLC [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		SCL IP Holdings, LLC	SCL IP Holdings, LLC	SCL IP Holdings, LLC
Country of incorporation of subsidiary		United States	United States	United States
Principal place of business of subsidiary		United States	United States	United States
Date of incorporation of subsidiary		Sep. 29, 2009	Sep. 29, 2009	Sep. 29, 2009
Description of nature of entity's operations and principal activities		Holder of trademark licenses	Holder of trademark licenses	Holder of trademark licenses
Share capital		$ 527,802,937.56	$ 527,802,937.56	$ 100
Proportion of ownership interest		100.00%	100.00%	100.00%
Cotai Ferry Company Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cotai Ferry Company Limited	Cotai Ferry Company Limited	Cotai Ferry Company Limited
Country of incorporation of subsidiary		Macao	Macao	Macao
Principal place of business of subsidiary		Macao and Hong Kong	Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary		Jul. 19, 2007	Jul. 19, 2007	Jul. 19, 2007
Description of nature of entity's operations and principal activities		High speed ferry transportation services	High speed ferry transportation services	High speed ferry transportation services
Share capital | MOP$					MOP$ 10,000,000		MOP$ 10,000,000		MOP$ 10,000,000
Proportion of ownership interest		100.00%	100.00%	100.00%
Cotai Strip Lot 2 Apart Hotel (Macau) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cotai Strip Lot 2 Apart Hotel (Macau) Limited	Cotai Strip Lot 2 Apart Hotel (Macau) Limited	Cotai Strip Lot 2 Apart Hotel (Macau) Limited
Country of incorporation of subsidiary		Macao	Macao	Macao
Principal place of business of subsidiary		Macao	Macao	Macao
Date of incorporation of subsidiary		Oct. 27, 2008	Oct. 27, 2008	Oct. 27, 2008
Description of nature of entity's operations and principal activities		Hotel apartments	Hotel apartments	Hotel apartments
Cotai Strip Lot 2 Apart Hotel (Macau) Limited [Member] | Ordinary shares [member]
Disclosure of subsidiaries [line items]
Share capital | MOP$					6,498,900		6,498,900		6,498,900
Proportion of ownership interest		100.00%	100.00%	100.00%
Cotai Strip Lot 2 Apart Hotel (Macau) Limited [Member] | Preference shares [member]
Disclosure of subsidiaries [line items]
Share capital | MOP$					722,100		722,100		722,100
Proportion of ownership interest		100.00%	100.00%	100.00%
Cotai Services (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cotai Services (HK) Limited	Cotai Services (HK) Limited	Cotai Services (HK) Limited
Country of incorporation of subsidiary		Hong Kong	Hong Kong	Hong Kong
Principal place of business of subsidiary		Hong Kong	Hong Kong	Hong Kong
Date of incorporation of subsidiary		Jul. 11, 2007	Jul. 11, 2007	Jul. 11, 2007
Description of nature of entity's operations and principal activities		Business support services, marketing and operation of ferry business	Business support services, marketing and operation of ferry business	Business support services, marketing and operation of ferry business
Share capital						$ 749,025,708.72		$ 749,025,708.72		$ 1
Proportion of ownership interest		100.00%	100.00%	100.00%
CotaiJet 1(HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 1 (HK) Limited	CotaiJet 1 (HK) Limited
Country of incorporation of subsidiary		Hong Kong	Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019	Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital						1		1
Proportion of ownership interest		100.00%	100.00%
CotaiJet 2 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 2 (HK) Limited	CotaiJet 2 (HK) Limited
Country of incorporation of subsidiary		Hong Kong	Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019	Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital						1		1
Proportion of ownership interest		100.00%	100.00%
CotaiJet 3 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 3 (HK) Limited	CotaiJet 3 (HK) Limited
Country of incorporation of subsidiary		Hong Kong	Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019	Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital						1		1
Proportion of ownership interest		100.00%	100.00%
CotaiJet 4 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 4 (HK) Limited	CotaiJet 4 (HK) Limited
Country of incorporation of subsidiary		Hong Kong	Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019	Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital						1		1
Proportion of ownership interest		100.00%	100.00%
CotaiJet 5 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 5 (HK) Limited	CotaiJet 5 (HK) Limited
Country of incorporation of subsidiary		Hong Kong	Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019	Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital						1		1
Proportion of ownership interest		100.00%	100.00%
CotaiJet 6 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 6 (HK) Limited	CotaiJet 6 (HK) Limited
Country of incorporation of subsidiary		Hong Kong	Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019	Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital						1		1
Proportion of ownership interest		100.00%	100.00%
CotaiJet 7 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 7 (HK) Limited	CotaiJet 7 (HK) Limited
Country of incorporation of subsidiary		Hong Kong	Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019	Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital						1		1
Proportion of ownership interest		100.00%	100.00%
CotaiJet 8 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 8 (HK) Limited	CotaiJet 8 (HK) Limited
Country of incorporation of subsidiary		Hong Kong	Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019	Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital						1		1
Proportion of ownership interest		100.00%	100.00%
CotaiJet 9 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 9 (HK) Limited	CotaiJet 9 (HK) Limited
Country of incorporation of subsidiary		Hong Kong	Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019	Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital						1		1
Proportion of ownership interest		100.00%	100.00%
CotaiJet 10 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 10 (HK) Limited	CotaiJet 10 (HK) Limited
Country of incorporation of subsidiary		Hong Kong	Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019	Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital						1		1
Proportion of ownership interest		100.00%	100.00%
CotaiJet 11 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 11 (HK) Limited	CotaiJet 11 (HK) Limited
Country of incorporation of subsidiary		Hong Kong	Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019	Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital						1		1
Proportion of ownership interest		100.00%	100.00%
CotaiJet 12 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 12 (HK) Limited	CotaiJet 12 (HK) Limited
Country of incorporation of subsidiary		Hong Kong	Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019	Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital						1		1
Proportion of ownership interest		100.00%	100.00%
CotaiJet 13 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 13 (HK) Limited	CotaiJet 13 (HK) Limited
Country of incorporation of subsidiary		Hong Kong	Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019	Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital						1		1
Proportion of ownership interest		100.00%	100.00%
CotaiJet 14 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 14 (HK) Limited	CotaiJet 14 (HK) Limited
Country of incorporation of subsidiary		Hong Kong	Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019	Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital						1		1
Proportion of ownership interest		100.00%	100.00%
CotaiJet 311 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary			CotaiJet 311 Ltd.	CotaiJet 311 Ltd.
Country of incorporation of subsidiary			Cayman Islands	Cayman Islands
Principal place of business of subsidiary			Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary			Aug. 14, 2007	Aug. 14, 2007
Description of nature of entity's operations and principal activities	[1]		Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital			$ 100	$ 1
Share premium			$ 6,423,536.85
Proportion of ownership interest			100.00%	100.00%
CotaiJet 312 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary			CotaiJet 312 Ltd.	CotaiJet 312 Ltd.
Country of incorporation of subsidiary			Cayman Islands	Cayman Islands
Principal place of business of subsidiary			Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary			Aug. 14, 2007	Aug. 14, 2007
Description of nature of entity's operations and principal activities	[1]		Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital			$ 100	$ 1
Share premium			$ 6,339,957.74
Proportion of ownership interest			100.00%	100.00%
CotaiJet 313 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary			CotaiJet 313 Ltd.	CotaiJet 313 Ltd.
Country of incorporation of subsidiary			Cayman Islands	Cayman Islands
Principal place of business of subsidiary			Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary			Aug. 14, 2007	Aug. 14, 2007
Description of nature of entity's operations and principal activities	[1]		Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital			$ 100	$ 1
Share premium			$ 6,312,405.81
Proportion of ownership interest			100.00%	100.00%
CotaiJet 314 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary			CotaiJet 314 Ltd.	CotaiJet 314 Ltd.
Country of incorporation of subsidiary			Cayman Islands	Cayman Islands
Principal place of business of subsidiary			Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary			Sep. 12, 2007	Sep. 12, 2007
Description of nature of entity's operations and principal activities	[1]		Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital			$ 100	$ 1
Share premium			$ 6,486,421.42
Proportion of ownership interest			100.00%	100.00%
CotaiJet 315 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary			CotaiJet 315 Ltd.	CotaiJet 315 Ltd.
Country of incorporation of subsidiary			Cayman Islands	Cayman Islands
Principal place of business of subsidiary			Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary			Sep. 12, 2007	Sep. 12, 2007
Description of nature of entity's operations and principal activities	[1]		Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital			$ 100	$ 1
Share premium			$ 6,332,468.30
Proportion of ownership interest			100.00%	100.00%
CotaiJet 316 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary			CotaiJet 316 Ltd.	CotaiJet 316 Ltd.
Country of incorporation of subsidiary			Cayman Islands	Cayman Islands
Principal place of business of subsidiary			Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary			Oct. 08, 2007	Oct. 08, 2007
Description of nature of entity's operations and principal activities	[1]		Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital			$ 100	$ 1
Share premium			$ 6,439,507.84
Proportion of ownership interest			100.00%	100.00%
CotaiJet 317 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary			CotaiJet 317 Ltd.	CotaiJet 317 Ltd.
Country of incorporation of subsidiary			Cayman Islands	Cayman Islands
Principal place of business of subsidiary			Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary			Oct. 08, 2007	Oct. 08, 2007
Description of nature of entity's operations and principal activities	[1]		Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital			$ 100	$ 1
Share premium			$ 6,526,794.49
Proportion of ownership interest			100.00%	100.00%
CotaiJet 318 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary			CotaiJet 318 Ltd.	CotaiJet 318 Ltd.
Country of incorporation of subsidiary			Cayman Islands	Cayman Islands
Principal place of business of subsidiary			Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary			Oct. 08, 2007	Oct. 08, 2007
Description of nature of entity's operations and principal activities	[1]		Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital			$ 100	$ 1
Share premium			$ 7,936,384.02
Proportion of ownership interest			100.00%	100.00%
CotaiJet 319 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary			CotaiJet 319 Ltd.	CotaiJet 319 Ltd.
Country of incorporation of subsidiary			Cayman Islands	Cayman Islands
Principal place of business of subsidiary			Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary			Oct. 08, 2007	Oct. 08, 2007
Description of nature of entity's operations and principal activities	[1]		Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital			$ 100	$ 1
Share premium			$ 7,838,910.17
Proportion of ownership interest			100.00%	100.00%
CotaiJet 320 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary			CotaiJet 320 Ltd.	CotaiJet 320 Ltd.
Country of incorporation of subsidiary			Cayman Islands	Cayman Islands
Principal place of business of subsidiary			Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary			Oct. 08, 2007	Oct. 08, 2007
Description of nature of entity's operations and principal activities	[1]		Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital			$ 100	$ 1
Share premium			$ 6,123,939.20
Proportion of ownership interest			100.00%	100.00%
CotaiJet 350 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary			CotaiJet 350 Ltd.	CotaiJet 350 Ltd.
Country of incorporation of subsidiary			Cayman Islands	Cayman Islands
Principal place of business of subsidiary			Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary			Jan. 21, 2008	Jan. 21, 2008
Description of nature of entity's operations and principal activities	[1]		Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital			$ 100	$ 1
Share premium			$ 7,173,446.06
Proportion of ownership interest			100.00%	100.00%
CotaiJet 351 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary			CotaiJet 351 Ltd.	CotaiJet 351 Ltd.
Country of incorporation of subsidiary			Cayman Islands	Cayman Islands
Principal place of business of subsidiary			Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary			Jan. 21, 2008	Jan. 21, 2008
Description of nature of entity's operations and principal activities	[1]		Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital			$ 100	$ 1
Share premium			$ 7,115,613.37
Proportion of ownership interest			100.00%	100.00%
CotaiJet 352 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary			CotaiJet 352 Ltd.	CotaiJet 352 Ltd.
Country of incorporation of subsidiary			Cayman Islands	Cayman Islands
Principal place of business of subsidiary			Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary			Jan. 21, 2008	Jan. 21, 2008
Description of nature of entity's operations and principal activities	[1]		Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital			$ 100	$ 1
Share premium			$ 7,292,634.59
Proportion of ownership interest			100.00%	100.00%
CotaiJet 353 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary			CotaiJet 353 Ltd.	CotaiJet 353 Ltd.
Country of incorporation of subsidiary			Cayman Islands	Cayman Islands
Principal place of business of subsidiary			Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary			Jan. 21, 2008	Jan. 21, 2008
Description of nature of entity's operations and principal activities	[1]		Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital			$ 100	$ 1
Share premium			$ 7,264,364.42
Proportion of ownership interest			100.00%	100.00%
Cotaiwaterjet Sea Bridge 1 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary			Cotaiwaterjet Sea Bridge 1 Ltd.	Cotaiwaterjet Sea Bridge 1 Ltd.
Country of incorporation of subsidiary			Cayman Islands	Cayman Islands
Principal place of business of subsidiary			Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary			Oct. 27, 2015	Oct. 27, 2015
Description of nature of entity's operations and principal activities	[1]		Pontoon leasing (Note (i))	Pontoon leasing (Note (i))
Share capital			$ 100	$ 1
Share premium			$ 24,365.38
Proportion of ownership interest			100.00%	100.00%
Cotaiwaterjet Sea Bridge 2 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary			Cotaiwaterjet Sea Bridge 2 Ltd.	Cotaiwaterjet Sea Bridge 2 Ltd.
Country of incorporation of subsidiary			Cayman Islands	Cayman Islands
Principal place of business of subsidiary			Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary			Oct. 27, 2015	Oct. 27, 2015
Description of nature of entity's operations and principal activities	[1]		Pontoon leasing (Note (i))	Pontoon leasing (Note (i))
Share capital			$ 100	$ 1
Share premium			$ 25,651.14
Proportion of ownership interest			100.00%	100.00%
Cotaiwaterjet Sea Bridge 1 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cotaiwaterjet Sea Bridge 1 (HK) Limited	Cotaiwaterjet Sea Bridge 1 (HK) Limited
Country of incorporation of subsidiary		Hong Kong	Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019	Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Pontoon leasing (Note (i))	Pontoon leasing (Note (i))
Share capital						1		1
Proportion of ownership interest		100.00%	100.00%
Cotaiwaterjet Sea Bridge 2 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cotaiwaterjet Sea Bridge 2 (HK) Limited	Cotaiwaterjet Sea Bridge 2 (HK) Limited
Country of incorporation of subsidiary		Hong Kong	Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019	Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Pontoon leasing (Note (i))	Pontoon leasing (Note (i))
Share capital						1		1
Proportion of ownership interest		100.00%	100.00%
Sands Cotai East Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	[2]		Sands Cotai East Holdings Limited (Note (ii))	Sands Cotai East Holdings Limited (Note (ii))
Country of incorporation of subsidiary			Cayman Islands	Cayman Islands
Principal place of business of subsidiary			Macao	Macao
Date of incorporation of subsidiary			May 25, 2011	May 25, 2011
Description of nature of entity's operations and principal activities			Holder of hotel franchise agreement	Holder of hotel franchise agreement
Share capital			$ 1	$ 1
Proportion of ownership interest			100.00%	100.00%
Sands Cotai West Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sands Cotai West Holdings Limited	Sands Cotai West Holdings Limited	Sands Cotai West Holdings Limited
Country of incorporation of subsidiary		Cayman Islands	Cayman Islands	Cayman Islands
Principal place of business of subsidiary		Macao	Macao	Macao
Date of incorporation of subsidiary		May 25, 2011	May 25, 2011	May 25, 2011
Description of nature of entity's operations and principal activities		Holder of hotel franchise agreement	Holder of hotel franchise agreement	Holder of hotel franchise agreement
Share capital		$ 1	$ 1	$ 1
Proportion of ownership interest		100.00%	100.00%	100.00%
Sands Resorts Travel Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sands Resorts Travel Limited	Sands Resorts Travel Limited	Sands Resorts Travel Limited
Country of incorporation of subsidiary		Hong Kong	Hong Kong	Hong Kong
Principal place of business of subsidiary		Hong Kong	Hong Kong	Hong Kong
Date of incorporation of subsidiary		Feb. 29, 2016	Feb. 29, 2016	Feb. 29, 2016
Description of nature of entity's operations and principal activities		Travel and tourism agency services	Travel and tourism agency services	Travel and tourism agency services
Share capital						500,000		500,000		500,000
Proportion of ownership interest		100.00%	100.00%	100.00%
Sands Resorts Transportation 1 Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sands Resorts Transportation 1 Limited	Sands Resorts Transportation 1 Limited
Country of incorporation of subsidiary		Hong Kong	Hong Kong
Principal place of business of subsidiary		Hong Kong	Hong Kong
Date of incorporation of subsidiary		Jan. 30, 2019	Jan. 30, 2019
Description of nature of entity's operations and principal activities		Transportation services	Transportation services
Share capital						1		1
Proportion of ownership interest		100.00%	100.00%
Sands Resorts Transportation 2 Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sands Resorts Transportation 2 Limited	Sands Resorts Transportation 2 Limited
Country of incorporation of subsidiary		Hong Kong	Hong Kong
Principal place of business of subsidiary		Hong Kong	Hong Kong
Date of incorporation of subsidiary		Jan. 30, 2019	Jan. 30, 2019
Description of nature of entity's operations and principal activities		Transportation services	Transportation services
Share capital						1		1
Proportion of ownership interest		100.00%	100.00%
Sands Resorts Transportation 3 Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sands Resorts Transportation 3 Limited	Sands Resorts Transportation 3 Limited
Country of incorporation of subsidiary		Hong Kong	Hong Kong
Principal place of business of subsidiary		Hong Kong	Hong Kong
Date of incorporation of subsidiary		Feb. 04, 2019	Feb. 04, 2019
Description of nature of entity's operations and principal activities		Transportation services	Transportation services
Share capital						1		1
Proportion of ownership interest		100.00%	100.00%
Sands Venetian Security Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sands Venetian Security Limited	Sands Venetian Security Limited	Sands Venetian Security Limited
Country of incorporation of subsidiary		Macao	Macao	Macao
Principal place of business of subsidiary		Macao	Macao	Macao
Date of incorporation of subsidiary		Jun. 22, 2011	Jun. 22, 2011	Jun. 22, 2011
Description of nature of entity's operations and principal activities		Security services	Security services	Security services
Share capital | MOP$					1,000,000		1,000,000		1,000,000
Proportion of ownership interest		100.00%	100.00%	100.00%
Venetian Cotai Hotel Management Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Cotai Hotel Management Limited	Venetian Cotai Hotel Management Limited	Venetian Cotai Hotel Management Limited
Country of incorporation of subsidiary		Macao	Macao	Macao
Principal place of business of subsidiary		Macao	Macao	Macao
Date of incorporation of subsidiary		Mar. 12, 2008	Mar. 12, 2008	Mar. 12, 2008
Description of nature of entity's operations and principal activities		Human resources administration	Human resources administration	Human resources administration
Share capital | MOP$					500,000		500,000		500,000
Proportion of ownership interest		100.00%	100.00%	100.00%
Venetian Cotai Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Cotai Limited	Venetian Cotai Limited	Venetian Cotai Limited
Country of incorporation of subsidiary		Macao	Macao	Macao
Principal place of business of subsidiary		Macao	Macao	Macao
Date of incorporation of subsidiary		Nov. 11, 2004	Nov. 11, 2004	Nov. 11, 2004
Description of nature of entity's operations and principal activities		Hotels, restaurants, shopping mall, and conference and convention	Hotels, restaurants, shopping mall, and conference and convention	Hotels, restaurants, shopping mall, and conference and convention
Share capital | MOP$					200,000,000		200,000,000		200,000,000
Proportion of ownership interest		100.00%	100.00%	100.00%
Venetian Macau Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	[3]	Venetian Macau Limited (Note (iii))	Venetian Macau Limited (Note (iii))	Venetian Macau Limited (Note (iii))
Country of incorporation of subsidiary		Macao	Macao	Macao
Principal place of business of subsidiary		Macao	Macao	Macao
Date of incorporation of subsidiary		Jun. 21, 2002	Jun. 21, 2002	Jun. 21, 2002
Description of nature of entity's operations and principal activities		Gaming and other related activities	Gaming and other related activities	Gaming and other related activities
Share capital | MOP$					200,000,000		200,000,000		200,000,000
Proportion of ownership interest		100.00%	100.00%	100.00%
Venetian Orient Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Orient Limited	Venetian Orient Limited	Venetian Orient Limited
Country of incorporation of subsidiary		Macao	Macao	Macao
Principal place of business of subsidiary		Macao	Macao	Macao
Date of incorporation of subsidiary		Feb. 02, 2006	Feb. 02, 2006	Feb. 02, 2006
Description of nature of entity's operations and principal activities		Hotels, restaurants, shopping mall, and conference and convention	Hotels, restaurants, shopping mall, and conference and convention	Hotels, restaurants, shopping mall, and conference and convention
Share capital | MOP$					100,000		100,000		100,000
Proportion of ownership interest		100.00%	100.00%	100.00%
Venetian Retail Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Retail Limited	Venetian Retail Limited	Venetian Retail Limited
Country of incorporation of subsidiary		Macao	Macao	Macao
Principal place of business of subsidiary		Macao	Macao	Macao
Date of incorporation of subsidiary		Jun. 15, 2007	Jun. 15, 2007	Jun. 15, 2007
Description of nature of entity's operations and principal activities		Mall management	Mall management	Mall management
Share capital | MOP$					1,500,000		1,500,000		1,500,000
Proportion of ownership interest		100.00%	100.00%	100.00%
Venetian Travel Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Travel Limited	Venetian Travel Limited	Venetian Travel Limited
Country of incorporation of subsidiary		Macao	Macao	Macao
Principal place of business of subsidiary		Macao	Macao	Macao
Date of incorporation of subsidiary		Oct. 16, 2006	Oct. 16, 2006	Oct. 16, 2006
Description of nature of entity's operations and principal activities		Travel and tourism agency services	Travel and tourism agency services	Travel and tourism agency services
Share capital | MOP$					2,400,000		2,400,000		MOP$ 2,400,000
Proportion of ownership interest		100.00%	100.00%	100.00%
Venetian Transportation Services Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Transportation Services Limited	Venetian Transportation Services Limited
Country of incorporation of subsidiary		Macao	Macao
Principal place of business of subsidiary		Macao	Macao
Date of incorporation of subsidiary		Jan. 07, 2019	Jan. 07, 2019
Description of nature of entity's operations and principal activities		Transportation services and other related activities	Transportation services and other related activities
Share capital | MOP$					MOP$ 25,000		MOP$ 25,000
Proportion of ownership interest		100.00%	100.00%
V-HK Services Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		V-HK Services Limited	V-HK Services Limited	V-HK Services Limited
Country of incorporation of subsidiary		Hong Kong	Hong Kong	Hong Kong
Principal place of business of subsidiary		Hong Kong	Hong Kong	Hong Kong
Date of incorporation of subsidiary		Sep. 06, 2004	Sep. 06, 2004	Sep. 06, 2004
Description of nature of entity's operations and principal activities		Marketing and customer development services	Marketing and customer development services	Marketing and customer development services
Share capital						$ 1		$ 1		$ 1
Proportion of ownership interest		100.00%	100.00%	100.00%
VML US Finance LLC [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	[4]			VML US Finance LLC (Note (iv))
Country of incorporation of subsidiary				United States
Principal place of business of subsidiary				United States
Date of incorporation of subsidiary				Jan. 03, 2006
Description of nature of entity's operations and principal activities				Financing
Share capital				$ 0
Proportion of ownership interest				100.00%
Zhuhai Cotai Information Services Outsourcing Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	[5]	Zhuhai Cotai Information Services Outsourcing Co., Ltd. (Note (v))	Zhuhai Cotai Information Services Outsourcing Co., Ltd. (Note (v))	Zhuhai Cotai Information Services Outsourcing Co., Ltd. (Note (v))
Country of incorporation of subsidiary		China	China	China
Principal place of business of subsidiary		China	China	China
Date of incorporation of subsidiary		Sep. 30, 2010	Sep. 30, 2010	Sep. 30, 2010
Description of nature of entity's operations and principal activities		Outsourcing services, including information technology, accounting, hotel reservation and marketing	Outsourcing services, including information technology, accounting, hotel reservation and marketing	Outsourcing services, including information technology, accounting, hotel reservation and marketing
Share capital		$ 800,000	$ 800,000	$ 800,000
Proportion of ownership interest		100.00%	100.00%	100.00%
Zhuhai Cotai Logistics Hotel Services Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	[5]	Zhuhai Cotai Logistics Hotel Services Co., Ltd. (Note (v))	Zhuhai Cotai Logistics Hotel Services Co., Ltd. (Note (v))	Zhuhai Cotai Logistics Hotel Services Co., Ltd. (Note (v))
Country of incorporation of subsidiary		China	China	China
Principal place of business of subsidiary		China	China	China
Date of incorporation of subsidiary		Sep. 27, 2007	Sep. 27, 2007	Sep. 27, 2007
Description of nature of entity's operations and principal activities		Procurement, marketing and administrative services	Procurement, marketing and administrative services	Procurement, marketing and administrative services
Share capital		$ 4,500,000	$ 4,500,000	$ 4,500,000
Proportion of ownership interest		100.00%	100.00%	100.00%
Zhuhai Hengqin Cotai Information Services Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	[5]	Zhuhai Hengqin Cotai Information Services Co., Ltd. (Note (v))	Zhuhai Hengqin Cotai Information Services Co., Ltd. (Note (v))
Country of incorporation of subsidiary		China	China
Principal place of business of subsidiary		China	China
Date of incorporation of subsidiary		Sep. 24, 2019	Sep. 24, 2019
Description of nature of entity's operations and principal activities		Outsourcing services, including information technology, accounting, hotel reservation and marketing	Outsourcing services, including information technology, accounting, hotel reservation and marketing
Share capital		$ 2,000,000	$ 2,000,000
Proportion of ownership interest		100.00%	100.00%

[1]	Each of the Cayman Islands registered companies has transferred their ferry or pontoon and related assets, respectively, to each of the Hong Kong registered companies within the Group in December 2019 as a result of a Group reorganization. These Cayman Islands companies were dissolved on March 31, 2020.
[2]	The company was dissolved on December 31, 2020.
[3]	10% of the company’s issued share capital is held through an usufruct agreement whereby VVDIL has the sole and exclusive benefit. Accordingly, the profits and losses and assets and liabilities of the company have been consolidated as to 100% thereof into the consolidated financial statements.
[4]	The company was dissolved on May 24, 2019.
[5]	These entities are wholly foreign owned enterprises established in China.